Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
330,679	Xtrackers USD High Yield Corporate Bond ETF	$15,905,660	2.0

	Total Exchange-Traded Funds
	(Cost $15,010,923)	15,905,660	2.0

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
4,766,112	Voya Emerging Markets Index Portfolio - Class P2	56,240,126	7.0
19,723,821	Voya International Index Portfolio - Class P2	190,729,347	23.6
3,226,705	Voya Russell Mid Cap Index Portfolio - Class P2	36,074,566	4.5
5,561,554	Voya U.S. Bond Index Portfolio - Class P2	63,012,411	7.8
25,357,564	Voya U.S. Stock Index Portfolio - Class P2	437,164,408	54.2

	Total Mutual Funds
	(Cost $740,503,705)	783,220,858	97.1

	Total Investments in Securities (Cost $755,514,628)	$799,126,518	99.1
	Assets in Excess of Other Liabilities	7,583,543	0.9
	Net Assets	$806,710,061	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,905,660	$–	$–	$15,905,660
Mutual Funds	783,220,858	–	–	783,220,858
Total Investments, at fair value	$799,126,518	$–	$–	$799,126,518
Other Financial Instruments+
Futures	338,222	–	–	338,222
Total Assets	$799,464,740	$–	$–	$799,464,740
Liabilities Table
Other Financial Instruments+
Futures	$(846,306)	$–	$–	$(846,306)
Total Liabilities	$(846,306)	$–	$–	$(846,306)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$53,645,915	$10,853,050	$(7,518,827)	$(740,012)	$56,240,126	$1,858,119	$(900,925)	$-
Voya High Yield Bond Fund - Class R6	-	6,137,487	(6,137,487)	-	-	36,344	482,108	-
Voya International Index Portfolio - Class P2	170,863,362	47,999,256	(13,972,218)	(14,161,053)	190,729,347	5,063,775	(311,082)	-
Voya Russell Mid Cap Index Portfolio - Class P2	33,397,890	12,085,584	(5,592,781)	(3,816,127)	36,074,566	495,623	(1,484,151)	4,555,065
Voya Russell Small Cap Index Portfolio - Class P2	22,421,371	3,664,056	(26,065,153)	(20,274)	-	-	(4,790,497)	-
Voya U.S. Bond Index Portfolio - Class P2	52,507,230	26,444,383	(16,411,382)	472,180	63,012,411	1,218,354	1,443,696	314,217
Voya U.S. Stock Index Portfolio - Class P2	383,226,039	79,791,166	(28,081,724)	2,228,927	437,164,408	1,087,851	5,975,207	15,964,880
	$716,061,807	$186,974,982	$(103,779,572)	$(16,036,359)	$783,220,858	$9,760,066	$414,357	$20,834,162

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	536	12/18/20	$40,317,920	$(727,543)
S&P 500® E-Mini	72	12/18/20	12,067,200	(71,462)
			$52,385,120	$(799,005)
Short Contracts:
Mini MSCI EAFE Index	(86)	12/18/20	(7,968,760)	245,123
Mini MSCI Emerging Markets Index	(74)	12/18/20	(4,027,450)	93,099
U.S. Treasury 10-Year Note	(282)	12/21/20	(39,347,812)	(47,301)
			$(51,344,022)	$290,921

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $759,820,727.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,506,974
Gross Unrealized Depreciation	(8,709,267)
Net Unrealized Appreciation	$38,797,707